Debentures	12 Months Ended
Dec. 31, 2018
Debentures [Abstract]
DEBENTURES

NOTE 15:- DEBENTURES

The Group's liabilities under debentures are attributable to debentures issued by Formula in September 2015, as well as debentures issued by Sapiens in September 2017.

a.	Composition:

	Effective Interest rate	Currency	Par Value	Unamortized debt premium (discount) and issuance costs, net	Current maturities	Total long-term debentures, net of current maturities	Short-term accrued interest	Total short-term and long-term debentures
	%		December 31, 2018
Formula's Series A Secured Debentures (2.8%)	2.4	NIS (Unlinked)	$54,769	684	9,128	46,325	758	56,211

Formula's Series B Convertible Debentures (2.74%)	3.65	NIS (Linked to fix rate of USD)	31,812	(79)	31,812	-	2,971	34,704

Sapiens' Series B Debentures (3.37%)	3.69	NIS (Linked to fix rate of USD)	79,185	(710)	9,898	68,577	1,334	79,809

			$165,766	(105)	50,838	114,902	5,063	170,724

	Effective Interest rate	Currency	Par Value	Unamortized debt premium (discount) and issuance costs, net	Current maturities	Total long-term debentures, net of current maturities	Short-term accrued interest	Long-term accrued interest	Total short-term and long-term debentures
	%		December 31, 2017
Formula's Series A Secured Debentures (2.8%)	3.07	NIS (Unlinked)	$25,810	(209)	3,687	21,914	357	-	25,958

Formula's Series B Convertible Debentures (2.74%)	3.65	NIS (Linked to fix rate of USD)	31,871	(400)	-	31,471	-	2,073	33,544

Sapiens' Series B Debentures (3.37%)	3.69	NIS (Linked to fix rate of USD)	79,185	(904)	-	78,281	782	-	79,063

			$136,866	(1,513)	3,687	131,666	1,139	2,073	138,565

During the years ended December 31, 2017 and 2018, the Group recorded $2,441 and $5,165, respectively, of interest expenses, and $391 and $289, respectively, as amortization of debt premium, discount and issuance costs, net in respect of the Group's debentures.

b.	Aggregate principal annual payments of the debentures:

Repayment amount
2019 (1)	30,376
2020	19,026
2021	19,026
2022	19,026
2023 and thereafter	57,850
Total	145,304

(1)	Based on the remaining outstanding Series B Convertible Debentures in the amount of $11,350, which were not converted prior to their maturity on March 26, 2019 (see Note 23(f)).

c.	Formula's debentures

On September 16, 2015, Formula concluded a public offering in Israel on the Tel-Aviv Stock Exchange (the "TASE") of (i) NIS 102.3 million par value of Series A Secured Debentures (the "Series A Secured Debentures") and (ii) NIS 125 million par value of Series B Convertible Debentures that are linked to the US Dollar (based on the exchange rate on September 8, 2015 of 3.922) (the " Series B Convertible Debentures"). Formula's debentures were offered and sold pursuant to a shelf prospectus filed with the Israeli Securities Authority (the "ISA") and TASE on August 6, 2015, amended thereafter on September 3, 2015 and which term was extended in July 2017 until August 6, 2018. The public offering of the debentures was made only in Israel and not to U.S. persons (as defined in Rule 902(k) under the Securities Act of 1933, as amended (the "Securities Act")), in an overseas directed offering (as defined in Rule 903(b)(i)(ii) under the Securities Act), and was exempt from registration under the Securities Act pursuant to the exemption provided by Regulation S thereunder. The sale of the debentures was not registered under the Securities Act, and the debentures may not be offered or sold in the United States and/or to U.S. persons without registration under the Securities Act or an applicable exemption from the registration requirements of the Securities Act.

In accordance with the indenture for the Series A Secured Debentures and Series B Convertible Debentures, Formula has undertaken to maintain a number of conditions and limitations on the manner in which it operates its business, including limitations on its ability to undergo a change of control, distribute dividends, incur a floating charge on the Company's assets, or undergo an asset sale or other change that results in a fundamental change in the Company's operations, and to meet certain financial covenants (see Notes 19a and 19c(ii)).

i)	Formula's Series A Secured Debentures

The Series A Secured Debentures were issued at a purchase price equal to 100% of their par value and bear fixed annual interest at a rate of 2.8% (which may vary based on the credit rating of the debentures), payable semi-annually. The proceeds of the offering, before early commitment commission valued at $129 with respect to the units for which the qualified investors have committed to subscribe, and issuance costs of $190, amounted to NIS 102,260 (approximately $26,295). The principal of the Series A Secured Debentures, are denominated in NIS (not linked to any currency or index) and will be paid to holders in eight equal annual installments commencing on July 2, 2017. Formula may redeem the Series A Secured Debentures or any part thereof at its discretion after 60 days from their issuance date subject to certain conditions. In accordance with the terms of the indenture related to the Series A Secured Debentures, the collateral will consist of a certain number of shares of the Company's subsidiaries: Matrix, Magic and Sapiens (see Note 19a).

On January 31, 2018, the Company consummated a private placement to qualified investors in Israel, of an additional, aggregate NIS 150 million par value of Series A Secured Debentures at a price of NIS 1,034.7 for each NIS 1,000 principal amount. The aggregate gross proceeds totaled NIS 155,205 (approximately $45,581), excluding issuance costs of $225. As a result of the private placement, the total outstanding principal amount of the Series A Secured Debentures increased to approximately NIS 239,478 million (approximately $70,331). The terms of the Series A Secured Debentures sold in the private placement are identical in all respects to those of the Series A Secured Debentures sold in Formula's September 2015 public offering.

ii)	Formula's Series B Convertible Debentures

Formula's Series B Convertible Debentures were issued at a purchase price equal to 102% of their par value and bear fixed annual interest at a rate of 2.74% (which may vary based on the credit rating of the debentures), and are to be repaid in one installment of principal and interest upon maturity of the debentures on March 26, 2019 (at which time the accrued interest will constitute 10% of the principal amount of Formula's Series B Convertible Debentures, in the aggregate). The proceeds of the offering, before early commitment commission valued at $131 with respect to the units for which the qualified investors committed to subscribe, and issuance costs of $236 amounted to NIS 127,500 (approximately $32,785). The principal of the Series B Convertible Debentures is subject to adjustment based on changes in the exchange rate between the NIS and the dollar relative to the exchange rate on September 8, 2015 (3.922), and will be repaid on March 26, 2019.

Formula's Series B Convertible Debentures are convertible, at the election of each holder, into Formula's ordinary shares, from the date of issuance and until March 10, 2019, at a conversion price of, as of the date of the issuance, NIS 157 par value of convertible debentures per one share, adjusted in the event that the Company effects a share split or reverse share split, a rights offering, a distribution of bonus shares or a cash dividend. As of December 31, 2017 and 2018, the adjusted conversion price to one share was NIS 150.27542 par value and 147.54176 par value, respectively, following cash dividend distributions.

In compliance with IAS 32, the Group identified and separated an equity component contained in Formula's Series B Convertible Debentures, valued at $1,248 (included in additional paid in capital). Debt discount and issuance costs (approximately $367) were allocated to the Formula's Series B Convertible Debentures discount and are amortized as financial expenses over the term of these debentures due in 2019. Formula may not redeem the Series B Convertible Debentures or any part thereof at its discretion.

As a result of conversions that were effected during 2018 and mainly 2019, prior to the maturity of the Series B Convertible Debentures in March 2019, holders of Series B Convertible Debentures converted an aggregate principal par value amount of NIS 80,484 (of which NIS 231.7 were converted in 2018) into 545,485 ordinary shares (of which 1,556 ordinary shares were issued in 2018), constituting 3.57% of Formula's issued and outstanding share capital (following those conversions). The remaining outstanding Series B Convertible Debentures matured on March 26, 2019, and the remaining outstanding principal of NIS 44,516 (or $11,350) and interest on those debentures of $1,135 were paid on that date.

iii)	Formula's Series C Secured Debentures

On March 31, 2019, Formula consummated a public offering in Israel of a new series of secured debentures - Series C Secured Debentures— in an aggregate NIS 300,000 par value amount, at a price of NIS 1,000 for each unit of NIS 1,000 principal amount. The aggregate gross proceeds from the public offering totaled NIS 298,500 (approximately $82,186). For further information, see Note 24 (a).

d.	Sapiens' Series B Debentures

In September 2017, Sapiens issued its unsecured Series B Debentures in an aggregate principal amount of NIS 280,000 (approximately $79,186), linked to US dollars, payable in eight equal annual payments of $9,898 on January 1 of each of the years 2019 through 2026. The outstanding principal amount of Sapiens' Series B Debentures will bear a fixed interest rate of 3.37% per annum, payable on January 1 and July 1 of each of the years 2018 through 2025, with one final interest payment on January 1, 2026. Debt discount and issuance costs were approximately $956, allocated to Sapiens' Series B Debentures discount and are amortized as financial expenses over the term of the Series B Debentures due in 2026. The first installment, in an amount of $9,898, was paid on January 1, 2019.

Sapiens' Series B Debentures are listed for trading on the TASE. Sapiens' Series B Debentures are unsecured and non-convertible. The interest rate payable on Sapiens' Series B Debentures may be increased in the event that the debentures' rating is downgraded below a certain level.

In accordance with the indenture for the Sapiens Series B Debentures, Sapiens has undertaken to maintain a number of conditions and limitations on the manner in which it operates its business, including limitations on its ability to undergo a change of control, distribute dividends, incur a floating charge on Sapiens' assets, or undergo an asset sale or other change that results in a fundamental change in Sapiens' operations and to meet certain financial covenants (see Note 19c(iii)).